Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Five Inc [member]
Statement [Line Items]
Fair Values of Identifiable Assets and Liabilities at Date of Acquisition
The identifiable assets and liabilities of FIVE, which are measured at fair value as of the date of acquisition except for limited exceptions in accordance with IFRS, were as follows:

(In millions of yen)

Fair value recognized on acquisition
Assets
Cash and cash equivalents	231
Trade and other receivables, current	307
Other financial assets, non-current	10
Property and equipment	9
Technology	391
Other assets	7

955

Liabilities
Trade and other payables	288
Other financial liabilities, current	50
Deferred tax liabilities	123
Other liabilities	44

505

Total identifiable net assets at fair value	450

Goodwill	4,996

Total consideration	5,446

Analysis of Cash Flows on Acquisition

(In millions of yen)

Analysis of cash flows on acquisition:
Total consideration related to the acquisition	(5,446)
Net cash and cash equivalents acquired at the acquisition date	231

Net cash flows on acquisition (included in cash flows from investing activities)	(5,215)

Next floor group [member]
Statement [Line Items]
Fair Values of Identifiable Assets and Liabilities at Date of Acquisition
The identifiable assets and liabilities of NextFloor Group, which are measured at fair value as of the date of acquisition except for limited exceptions in accordance with IFRS, were as follows:

(In millions of yen)

Fair value recognized on acquisition
Assets
Cash and cash equivalents	1,946
Trade receivables	335
Other financial assets, current	307
Other financial assets, non-current	754
Property and equipment	145
Intangible assets
Software	153
Publishing rights	1,640
Other intangible assets	277
Investments in associates	805
Other assets	320

6,682

Liabilities
Trade and other payables	404
Other financial liabilities, current	123
Other financial liabilities, non-current	63
Deferred tax liabilities	391
Other liabilities	264

1,245

Total identifiable net assets at fair value	5,437

Non-controlling interest	(2,664)
Goodwill	3,154

Total consideration	5,927

Analysis of Cash Flows on Acquisition
Transaction costs of 18 million yen have been expensed and are included in “Other operating expenses” in the Group’s Consolidated Statement of Profit or Loss.

(In millions of yen)

Analysis of cash flows on acquisition:
Total consideration related to the acquisition	(5,927)
Debt equity swap	1,976
Net cash and cash equivalents acquired at the acquisition date	1,946

Net cash flows on acquisition (included in cash flows from investing activities)	(2,005)